Average Annual Total Returns - Invesco VI Government Money Market Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years
Total	May 05, 1993	0.29%	0.88%	0.45%	Dec. 16, 2001	0.21%	0.70%	0.36%